SHARE-BASED PAYMENT	6 Months Ended
Jun. 30, 2024
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

13.  SHARE-BASED PAYMENT

On March 28, 2021, the shareholders and board of directors of the Company approved the 2021 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in US$, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company’s issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

A summary of share option and restricted shares activity and related information for the year ended December 31, 2023 and for the six months ended June 30, 2024 are as follows:

Share options granted to employees and directors

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$

Outstanding, January 1, 2023	41,350	0.40	0.97	0.81	—
Granted	—	—	—	—	—
Expired	(41,350)	0.40	0.97	—	—
Exercised	—	—	—	—	—
Outstanding, December 31, 2023	—	—	—	—	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding, June 30, 2024 (unaudited)	—	—	—	—	—
Vested and expected to vest at June 30, 2024 (unaudited)	—	—	—	—	—
Exercisable at June 30, 2024 (unaudited)	—	—	—	—	—

Restricted shares granted to employees and directors

Weighted
average
		grant date	Aggregated
	Number of	fair value per	intrinsic
	options	share	value
		US$	US$

Outstanding, January 1, 2023	—	—	—
Granted	87,737,000	0.02	1,955
Forfeited	—	—	—
Exercised	(47,419,000)	0.02	754
Outstanding, December 31, 2023	40,318,000	0.03	2,032
Granted	—	—	—
Forfeited	—	—	—
Exercised	(40,318,000)	0.03	1,201
Outstanding, June 30, 2024 (unaudited)	—	—	—

13.  SHARE-BASED PAYMENT (continued)

The aggregate intrinsic value in the table above represents the difference between the fair value of Company’s ordinary share and the exercise price.

In addition, on March 27, 2024, the Company issued 2,291,280 Class A ordinary shares as compensation to an employee when the research and development project meet certain target. See Note 16 for more details.

As of June 30, 2024, there was no unrecognized share-based compensation costs related to equity awards granted to employees and directors that is expected to be recognized.

Total share-based compensation expenses relating to options and restricted shares granted to employees and directors for the six months ended June 30, 2023 and 2024 are included in:

	For the six months ended June 30, 2023
	Employees	Directors	Total
	US$	US$	US$

Cost of revenue	180	—	180
General and administrative expenses	496	52	548
Service development expenses	26	—	26

	702	52	754

	For the six months ended June 30, 2024
	Employees	Directors	Total
	US$	US$	US$

Cost of revenue	172	—	172
General and administrative	754	—	754
Service development	69	—	69

	995	—	995

Warrant issued for private placement

On July 12, 2021, the Company completed a private placement, in which it issued warrants to purchase up to 1,000,000 ADSs. Each warrant is exercisable for one ADS at an exercise price of US$68.10 per ADS. The warrants are exercisable six months following their issuance date and will expire on the 3rd anniversary of the issuance date.

On June 27, 2022, the Company completed a private placement, in which it issued certain pre-funded warrants to purchase 480,000 ADSs, Series A warrants to purchase 1,600,000 ADSs and Series B warrants to purchase 1,600,000 ADSs. The pre-funded warrants are exercisable immediately at an exercise price of US$0.10 per ADS and were exercised in full in August 2022. Each Series A warrant is exercisable for one ADS at an exercise price of US$11.00 per ADS. The Series A warrants are immediately exercisable and will expire on the fifth anniversary of the issuance date. Each Series B warrant is exercisable for one ADS at an exercise price of US$10.00 per ADS. The Series B warrants are immediately exercisable and will expire on the 2½th anniversary of the issuance date.

13.  SHARE-BASED PAYMENT (continued)

Warrant issued for private placement (continued)

On August 16, 2022, the Company completed a private placement, in which it issued Series A warrants to purchase 1,556,667 ADSs and Series B warrants to purchase 1,556,667 ADS. The Series A warrants have an exercise price of US$6.60 per ADS, are immediately exercisable and will expire on the fifth anniversary of the issuance date. The Series B warrants have an exercise price of US$6.00 per ADS, are immediately exercisable and will expire on the 2½th anniversary of the issuance date. Part of Series B warrants were exercised into 5,000 ADS in January 2024.

A summary of warrants and pre-funded warrant activity and related information for the year ended December 31, 2023 and for the six months ended June 30, 2024 are as follows:

			Weighted
			Average
	Class A	Weighted Average	Remaining	Aggregate
	Ordinary Shares	Exercise Price	Contractual Life	Intrinsic Value
		US$	(Years)	US$
Outstanding, January 1, 2023	731,333,300	0.17	3.07	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2023	731,333,300	0.17	2.07	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	(500,000)	0.06	—	—
Outstanding, June 30, 2024 (unaudited)	730,833,300	0.17	1.57	—
Vested and expected to vest at June 30, 2024 (unaudited)	730,833,300	0.17	1.57	—
Exercisable at June 30, 2024 (unaudited)	730,833,300	0.17	1.57	—